Explanatory Notes to Form N-CEN Item C.17 (Principal Transactions)

The Registrant is providing the below information which it believes would be helpful in understanding the information reported in response to Item C.17

(Principal Transactions) of this Form.

As indicated by the Form N-CEN instructions for Item C.17, the Registrant has included the value of tender offers in the aggregate value of principal purchase/sales during the period in Item C.17.b. However, because tender offer principal transactions are not executed through a broker/dealer, this information has been excluded from Item C.17.a. For purposes of reconciling the value of principal transactions responses between Item C.17.a.vii and

Item C.17.b, the Registrant is including the value of tender offer principal transactions below:

                                                                                                                                  Sale

                                                                                                                            Proceeds from

Fund Name                                                                                                       Tender Offers

WisdomTree Battery Value Chain and Innovation Fund....................12,179.26

WisdomTree Dynamic Currency Hedged International Equity Fund.........301,222.39

WisdomTree Dynamic Currency Hedged International SmallCap

     Equity Fund...................................................1,130,943.81

WisdomTree Emerging Markets Efficient Core Fund.......................19,795.40

WisdomTree Emerging Markets ex-China Fund..............................2,005.58

WisdomTree U.S. Corporate Bond Fund...................................73,388.46

WisdomTree U.S. High Yield Corporate Bond Fund.....................4,409,412.95

WisdomTree U.S. Short-Term Corporate Bond Fund.......................894,388.75